ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)The Company’s share of other comprehensive income (loss) includes net income plus other comprehensive income, which includes changes in fair value of certain derivatives designated as cash flow hedges, certain changes in pension and other retirement benefit plans, foreign currency translations gains and losses, changes in the fair value of available-for-sale securities, the Company’s share of other comprehensive income (loss) of entities accounted for using the equity method, and reclassifications for amounts included in net income (loss) less net income (loss) and other comprehensive income (loss) attributable to the noncontrolling interest. For more information on derivative instruments, see “Note 16: Financial Instruments”. For more information on pensions and retirement benefit obligations, see “Note 6: Employee Benefit Plans and Postretirement Benefits”. The Company’s other comprehensive income (loss) amounts are aggregated within accumulated other comprehensive income (loss). The tax effect for each component of other comprehensive income (loss) consisted of the following (in millions):

	Three Months Ended June 30, 2021
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(50)	$(3)	$(53)
Changes in retirement plans’ funded status	(25)	8	(17)
Foreign currency translation	106	—	106
Share of other comprehensive income (loss) of entities using the equity method	2	—	2
Other comprehensive income	$33	$5	$38

	Six Months Ended June 30, 2021
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(71)	$(2)	$(73)
Changes in retirement plans’ funded status	(49)	15	(34)
Foreign currency translation	206	—	206
Share of other comprehensive income (loss) of entities using the equity method	(21)	—	(21)
Other comprehensive income	$65	$13	$78

	Three Months Ended June 30, 2020
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(9)	$1	$(8)
Changes in retirement plans’ funded status	(13)	6	(7)
Foreign currency translation	(49)	—	(49)
Share of other comprehensive income (loss) of entities using the equity method	5	—	5
Other comprehensive income (loss)	$(66)	$7	$(59)

	Six Months Ended June 30, 2020
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$60	$(3)	$57
Changes in retirement plans’ funded status	(42)	15	(27)
Foreign currency translation	(476)	—	(476)
Share of other comprehensive income (loss) of entities using the equity method	(14)	—	(14)
Other comprehensive income (loss)	$(472)	$12	$(460)
The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following (in millions):

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, January 1, 2020	$(54)	$(650)	$(1,145)	$(153)	$(2,002)
Other comprehensive income (loss), before reclassifications	47	32	(474)	(14)	(409)
Amounts reclassified from other comprehensive income	10	(59)	—	—	(49)
Other comprehensive income (loss)*	57	(27)	(474)	(14)	(458)
Balance, June 30, 2020	$3	$(677)	$(1,619)	$(167)	$(2,460)

Balance, January 1, 2021	$(6)	$(653)	$(1,884)	$(133)	$(2,676)
Other comprehensive income (loss), before reclassifications	(59)	27	204	(21)	151
Amounts reclassified from other comprehensive income	(14)	(61)	—	—	(75)
Other comprehensive income (loss)*	(73)	(34)	204	(21)	76
Balance, June 30, 2021	$(79)	$(687)	$(1,680)	$(154)	$(2,600)
(*)Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $2 million and $(2) million for the six months ended June 30, 2021 and 2020, respectively.
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and six months ended June 30, 2021 and 2020 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in millions)		(in millions)
Cash flow hedges	$1	$—	$3	$1	Net sales
	(2)	3	(27)	20	Cost of goods sold
	(1)	5	6	(10)	Other, net
	1	1	3	2	Interest expense
	—	(2)	1	(3)	Income taxes
	$(1)	$7	$(14)	$10
Change in retirement plans’ funded status:
Amortization of actuarial losses	$9	$10	$18	$21	*
Amortization of prior service cost	(33)	(32)	(65)	$(65)	*
	(7)	(8)	(14)	$(15)	Income taxes
	$(31)	$(30)	$(61)	$(59)
Total reclassifications, net of tax	$(32)	$(23)	$(75)	$(49)
(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.